Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related-Party Transactions
Schedule of sales to, and purchases from, related parties

	2011	2010	2009
	(Dollars in Millions)
Sales:
Liberty Media and affiliates	$—	$26	$56
Discovery Communications, Liberty Global and affiliates	—	5	11
Globo and other	6	13	10
Total	$6	$44	$77
Purchases:
Liberty Media and affiliates	$—	$143	$358
Discovery Communications, Liberty Global and affiliates	—	128	255
Globo and other	845	622	504
Total	$845	$893	$1,117

Schedule of accounts receivable from and accounts payable to related parties

	2011	2010
	(Dollars in Millions)
Accounts receivable	$1	$2
Accounts payable	96	80